Note 8 - Common Stock - Activity of Stock Purchase Warrants (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Outstanding, shares (in shares) | shares	32,751,578
Outstanding, weighted average exercise price (in dollars per share) | $ / shares	$ 0.07
Issued (in shares) | shares
Issued (in dollars per share) | $ / shares
Exercised (in shares) | shares	(31,639,577)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0.02
Forfeited or expired (in shares) | shares	(1,112,001)
Forfeited or expired, weighted average exercise price (in dollars per share) | $ / shares	$ 0.57
Outstanding, shares (in shares) | shares	0
Outstanding and exercisable at December 31, 2016 (in dollars per share) | $ / shares